MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Revenues and Receivables by Major Customer
	Year ended December 31,
	2014	2015	2016

Customer A	74%	81%	49%